Borrowings Under Term Loan and Line of Credit - Narrative (Details) - USD ($) $ in Thousands					12 Months Ended
	Aug. 02, 2021	Mar. 17, 2021	Mar. 17, 2020	Dec. 16, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2019	Feb. 28, 2018	Apr. 26, 2017	Nov. 08, 2016
Debt Instrument [Line Items]
Repayment of drawdown on line of credit					$ 0	$ 4,672	$ 0
Term Loan
Debt Instrument [Line Items]
Deferred original issue discount and loan fees					434	410
Term Loan | PNC Bank
Debt Instrument [Line Items]
Term loan repayments made					1,000	1,200	$ 800
Deferred original issue discount and loan fees					$ 400	400
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 500	$ 300
Amended Credit Facility Effective February 2018 | Term Loan | PNC Bank
Debt Instrument [Line Items]
Face amount									$ 45,000
Amended Credit Facility Effective February 2018 | Revolving Credit Facility | Line of Credit | PNC Bank
Debt Instrument [Line Items]
Maximum borrowing capacity									5,000
Repayment of drawdown on line of credit		$ 4,700	$ 4,700
Amended Credit Facility Effective February 2018 | Letter of Credit | Line of Credit | PNC Bank
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 1,500
Amended Credit Facility Effective December 2019 | Term Loan | PNC Bank
Debt Instrument [Line Items]
Face amount				$ 57,600
Amount of increase to term loan borrowing				13,900
Loan fees								$ 100
Unused borrowing capacity						$ 0
Amended Credit Facility Effective December 2019 | Term Loan | PNC Bank | Trigger One
Debt Instrument [Line Items]
Term loan repayment, quarterly installment amount				300
Amended Credit Facility Effective December 2019 | Term Loan | PNC Bank | Trigger Two
Debt Instrument [Line Items]
Term loan repayment, quarterly installment amount				400
Amended Credit Facility Effective December 2019 | Term Loan | PNC Bank | Trigger Three
Debt Instrument [Line Items]
Term loan repayment, quarterly installment amount				700
Amended Credit Facility Effective August 2021 | Term Loan | PNC Bank
Debt Instrument [Line Items]
Original issue discount	$ 200
Amended Credit Facility Effective August 2021 | Term Loan | PNC Bank | Trigger One
Debt Instrument [Line Items]
Term loan repayment, quarterly installment amount	100
Amended Credit Facility Effective August 2021 | Term Loan | PNC Bank | Trigger Two
Debt Instrument [Line Items]
Term loan repayment, quarterly installment amount	300
Amended Credit Facility Effective August 2021 | Term Loan | PNC Bank | Trigger Three
Debt Instrument [Line Items]
Term loan repayment, quarterly installment amount	500
Amended Credit Facility Effective August 2021 | Term Loan | PNC Bank | Trigger Four
Debt Instrument [Line Items]
Term loan repayment, quarterly installment amount	$ 700
Credit Agreement Effective November 2016, Amended Credit Facility Effective February 2018, and Amended Credit Facility Effective December 2019 | Term Loan
Debt Instrument [Line Items]
Deferred original issue discount and loan fees				$ 300